Property And Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property And Equipment
Property and Equipment
Property and equipment consists of the following:

	December 31,
(in millions)	2016	2015
Land	$27.7	$27.7
Machinery and equipment	43.2	56.8
Building and leasehold improvements	120.4	126.7
Computer and data processing equipment	101.7	99.6
Computer software	10.8	10.3
Furniture and fixtures	23.8	29.4
Construction in progress	20.4	23.9
Property and equipment	348.0	374.4
Less: accumulated depreciation	(184.3)	(199.0)
Property and equipment, net	$163.7	$175.4

During 2016, 2015 and 2014, the Company recorded disposals of $50 million, $17 million and $32 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of less than $1 million for all periods for certain disposed assets that were not fully depreciated.
Depreciation expense for the years ended December 31, 2016, 2015 and 2014 was $38 million, $29 million and $26 million, respectively.